3. Basis of Presentation and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Event Revenues
Antidilutive shares	315,000	281,667
Market capitalization	$ 34,900,000	$ 19,600,000
Total Goodwill	23,688,138	15,334,507
Common stock increased	5,813,785	890,837
Deferred tax asset		26,274,933
Net operating loss carryforward		47,728,300	40,240,679
Net operating loss carryforward - state		$ 44,482,850